Convertible Instruments	9 Months Ended	12 Months Ended
	Feb. 28, 2014	May 31, 2014
Convertible Instruments

Note 4—Convertible Instruments

During fiscal year 2010, the Company issued 400,000 shares of Series B Convertible Preferred Stock (“Series B”) at $5.00 per share for cash proceeds totaling $2,009,000, of which 95,100 shares remain outstanding at February 28, 2015. Each share of the Series B is convertible into ten shares of the Company’s common stock including any accrued dividend, with an effective fixed conversion price of $.50 per share. The holders of the Series B can only convert their shares to common shares if the Company has sufficient authorized common shares at the time of conversion. Accordingly, the conversion option was contingent upon the Company increasing its authorized common shares, which occurred in April 2010, when the Company’s shareholders approved an increase to the authorized shares of common stock to 100,000,000. At the commitment date, which occurred upon such shareholder approval, the conversion option related to the Series B was beneficial. The intrinsic value of the conversion option at the commitment date resulted in a constructive dividend to the Series B holders of approximately $6,000,000. The constructive dividend increased and decreased additional paid-in capital by identical amounts. The Series B has liquidation preferences over the common shares at $5.00 per share plus any accrued dividends. Dividends are payable to the Series B holders when declared by the board of directors at the rate of $.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available. The Series B holders have no voting rights.

During the nine months ended February 28, 2015 and the fiscal year ended May 31, 2014, the Company issued $0 and $1,200,000, respectively, of unsecured convertible notes with a fixed conversion rate, (the “Notes”) to investors for cash. Each Note is convertible, at the election of the holder, at any time into common shares at a fixed conversion price of the principal balance at February 28, 2015. As of such date, $3,096,250 of the face amount of the Notes was convertible at $.75 per share. The Notes are payable in full between October 1, 2015 and December 31, 2015. The Notes bear interest at rates that range from 5% to 10% per year, payable in cash semi-annually in arrears beginning on April 1, 2013. In connection with the sale of the Notes, detachable common stock warrants, with terms of two or three years, were issued to the investors to purchase a total of 9,451,056 common shares at exercise prices ranging from $.50 to $2.00 per share. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the warrants, risk-free interest rates, and expected dividend yield at the commitment date.

During the nine months ended February 28, 2015, three holders of the Company’s Notes were induced to convert their Notes into common stock, in the aggregate principal amount of $1,175,000 and accrued, but unpaid, interest of $4,702. The aggregate principal converted included $1,000,000 held by a related party. Upon conversion and immediate exercise of related warrants, the Company agreed to reduce the warrant exercise price from $1.50 and $2.00 to $.55 per share. The three Note conversions resulted in the issuance of 1,567,639 shares of common stock and a cash interest payment of $3,973. The warrants exercised resulted in the issuance of 1,413,333 shares of common stock and the receipt by the Company of proceeds totaling $777,333. Pursuant to U.S. GAAP, reducing the exercise price of the warrants to $.55 per share is characterized as inducement to convert the debt and, as such, the Company recognized non-cash interest expense for this inducement, of approximately $353,000, which was the fair value of the warrants at the time of exercise.

Additionally, at the commitment date of the aforementioned Notes, the Company determined that the initial conversion feature related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion feature utilizing the fair value of the common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion were recorded as a debt discount to the Notes, and a corresponding increase to additional paid-in capital. In general, the respective debt discounts, at the commitment dates, exceeded the face amount of the Notes, and accordingly, the discounts were limited to the cash proceeds received from the Notes. The debt discounts are being amortized over the life of the Notes. During the three and nine months ended February 28, 2015 and 2014, the Company recognized approximately $254,000 and $1,299,000 and $402,000 and $3,450,000 as non-cash, interest expense related to amortization of the debt discount. The unamortized discounts are fully amortized upon the conversion of the Notes before maturity. Activity related to the Notes was as follows:

	February 28, 2015	May 31, 2014
Face amount of Notes	$4,271,250	$7,221,250

Unamortized discount	(633,741)	(1,932,566)
Repayments	—	(500,000)
Conversions	(1,175,000)	(2,450,000)

Total carrying value of Notes	2,462,509	2,338,684
Short-term portion of Notes	(2,462,509)	—

Long-term portion of Notes	$—	$2,338,684

During the three months ended February 28, 2015, the Company issued, on February 6, 2015, a short-term unsecured convertible promissory note in the aggregate principal amount of $1,500,000 to Alpha Venture Capital Partners, L.P. (“AVCP”). The principal amount of the Note plus unpaid accrued interest is convertible at the election of the holder into shares of the Company’s common stock at any time prior to maturity at an initial conversion price of $1.00 per share. The Note bears simple interest of 1.2% per month, payable at maturity on May 5, 2015, and monthly thereafter in the event the maturity date is extended, at the Company’s option, by up to three months. Prepayment is permitted without penalty subject to the Company’s obligation to pay at least three months’ interest on the principal amount. The conversion price is subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of CytoDyn common stock sold in future securities offerings, including sales to AVCP and its designees subject to certain exempt transactions. Without AVCP’s prior written consent, the Company may not incur additional indebtedness for borrowed money, other than up to an additional $6.0 million in convertible promissory notes that may be issued to AVCP or related parties, unless such indebtedness is subordinated in right of payment to the Company’s obligations under the AVCP Note and any additional notes issued to AVCP or related parties.

During the nine months ended February 28, 2015, the Company issued, on September 26, 2014, a two-year term unsecured convertible promissory note (the “AVCP Note”) in the aggregate principal amount of $2,000,000 to Alpha Venture Capital Partners, L.P. (“AVCP”). The AVCP Note bears simple interest at the annual rate of 5%, payable quarterly. The principal balance of the AVCP Note is due and payable in full on September 26, 2016, subject to acceleration of payment in the event of default. Prepayment is permitted without penalty. The AVCP Note includes events of default for nonpayment of principal or interest when due or other breaches of the AVCP Note, as well as for breach of any term of the AVCP Note and related warrant agreement. The principal amount of the Note plus unpaid accrued interest is convertible at the election of the holder into shares of the Company’s common stock at any time prior to maturity at an initial conversion price of $1.00 per share. The conversion price is subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of CytoDyn common stock sold in future securities offerings, including sales to AVCP and its designees subject to certain exempt transactions. Without AVCP’s prior written consent, the Company may not incur additional indebtedness for borrowed money, other than up to an additional $6.0 million in convertible promissory notes that may be issued to AVCP or related parties, unless such indebtedness is subordinated in right of payment to the Company’s obligations under the AVCP Note and any additional notes issued to AVCP or related parties.

In connection with the two AVCP Notes, the Company issued warrants to AVCP covering 250,000 and 75,000 shares of the Company’s common stock exercisable at a price of $0.50 per share on September 26, 2014 and February 6, 2015, respectively. The warrants are currently exercisable in full, include a cashless exercise feature, and will expire on December 31, 2019 and February 28, 2020, respectively.

The Company accounted for the AVCP Notes and warrants issued for cash as a financing transaction, wherein the proceeds received were allocated to the financial instruments issued. Prior to making the accounting allocation, the AVCP Notes and warrants were evaluated for proper classification under FASB ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and FASB ASC 815. FASB ASC 815 generally requires embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The embedded derivative features consist of the conversion price being subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a conversion price per share that is 10% below the lowest sale price that is below $.9444 per share for common stock sold in future securities offerings, subject to certain exempt transactions. The note conversion round down (or anti-dilution) provision terms are not consistent with the definition for financial instruments indexed to the Company’s stock. As such, the conversion option and conversion reset price protection in the AVCP Notes require bifurcation as a derivative liability.

The aforementioned warrants have a term of five years from inception and an exercise price of $.50 per share and meet the conditions for equity classification per ASC 815. The fair value of the warrants was determined using a Black Scholes option model using the following assumptions:

	Warrants issued on September 26, 2014	Warrants issued on February 6, 2015
Risk free interest rate	1.82%	1.48%
Expected life	5 years	5 years
Expected volatility	136%	119%
Dividend yield	0.00%	0.00%

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative liability at its fair value and then to the warrants at their relative fair value, with the residual allocated to the host AVCP Notes as follows:

			Nine-months Ended February 28, 2015
	September 26, 2014	February 6, 2015	Amortization Debt Discount	Change in Fair Value	February 28, 2015
AVCP Convertible note payable	$1,074,617	$1,039,387	$203,711	$—	$2,317,715
Compound embedded derivative	767,038	403,226	—	(455,970)	714,294
Warrants (equity allocation)	158,345	57,387	—	—	215,732

	$2,000,000	$1,500,000	$203,711	$(455,970)	$3,247,741

Note 4 – Convertible Instruments

During fiscal 2010, the Company issued 400,000 shares of Series B Convertible Preferred Stock (“Series B”) at $5.00 per share for cash proceeds totaling $2,009,000, of which 95,100 shares remain outstanding at May 31, 2014. Each share of the Series B is convertible into ten shares of the Company’s common stock including any accrued dividend, with an effective fixed conversion price of $.50 per share. The holders of the Series B can only convert their shares to common shares provided the Company has sufficient authorized common shares at the time of conversion. Accordingly, the conversion option was contingent upon the Company increasing its authorized common shares, which occurred in April 2010, when the Company’s shareholders approved an increase in the authorized shares of common stock to 100,000,000. At the commitment date, which occurred upon such shareholder approval, the conversion option related to the Series B was beneficial. The intrinsic value of the conversion option at the commitment date resulted in a constructive dividend to the Series B holders of approximately $6,000,000. The constructive dividend increased and decreased additional paid-in capital by identical amounts. The Series B has liquidation preferences over the common shares at $5.00 per share plus any accrued dividends. Dividends are payable to the Series B holders when declared by the board of directors at the rate of $.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available. The Series B holders have no voting rights.

During the years ended May 31, 2014 and May 31, 2013 the Company issued $1,200,000 and $6,588,250, respectively, of unsecured convertible notes (the “Notes”) to investors for cash. Each Note is convertible, at the election of the holder, at any time into common shares at a fixed conversion price. At May 31, 2014, $4,271,250 principal amount of Notes was convertible at $.75 per share.

During the year ended May 31, 2014, the holders of notes in a principal amount totaling $1,330,000 converted their Notes into common stock at a conversion price of $.65 per share, resulting in the issuance of 2,046,148 shares of common stock. In addition, one holder of a six-month convertible note with a principal amount of $250,000 exercised his right to receive repayment. The holders that converted their Notes received warrants to purchase 292,307 shares of common stock at an exercise price of $.75 per share which will expire five years after issuance. Pursuant to U.S. GAAP, these warrants were characterized as inducements to convert the debt and, as such, gave rise to the recognition of non-cash interest expense of approximately $193,000 during the year ended May 31, 2014 based upon a Black-Scholes valuation.

During the year ended May 31, 2014, the holder of a one-year convertible note with a principal amount of $250,000 was paid in full upon maturity.

The holders of three-year convertible notes with principal totaling $1,120,000 also converted, during the year ended May 31, 2014, the aggregate principal amount into common stock at a conversion price of $.75 per share, resulting in the issuance of 1,493,333 shares of common stock. The remaining notes totaling $4,271,250 are payable in full between October 1, 2015 and March 6, 2016 and bear interest at rates that range from 5% to 10% per year, payable in cash semi-annually in arrears beginning on April 1, 2013.

In connection with the initial sale of the Company’s convertible notes, detachable common stock warrants, with terms of two or three years, were issued to the investors to purchase a total of 9,451,056 common shares at exercise prices ranging from $.50 to $2.00 per share. During the year ended May 31, 2014, 923,072 of these warrants were issued to investors at an exercise price of $.50 per share. All of the warrants are currently exercisable in full. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the warrants, risk-free interest rates, and expected dividend yield at the commitment date.

Additionally, at the commitment date, the Company determined that the conversion feature related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion feature utilizing the fair value of the underlying common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion feature were recorded as a debt discount to the Notes, and a corresponding increase to additional paid-in capital. The debt discounts are amortized over the life of the Notes. During the years ended May 31, 2014 and 2013, the Company recognized approximately $3,807,000 and $1,704,000, respectively, as interest expense related to amortization of the debt discount. The unamortized discounts are fully amortized upon any conversion of the Notes before maturity. Activity related to the Notes was as follows:

	May 31, 2014	May 31, 2013
Face amount of Notes	$7,221,250	$6,588,250

Unamortized discount	(1,932,566)	(4,539,886)
Repayments	(500,000)	—
Conversions	(2,450,000)	(567,000)

Total carrying value of Notes	2,338,684	1,481,364
Short-term portion of Notes	—	(328,347)

Long-term portion of Notes	$2,338,684	$1,153,017

The Company utilized the following weighted average assumptions to value the above investor warrants:

	2014	2013
Expected dividend yield	-0-%	-0-%
Stock price volatility	78 - 93%	70 - 94%
Expected term	3-5 years	2 years
Risk-free interest rate	.64 -1.42%	0.28%
Grant-date fair value	$ .66 - $.72	$ .11 - $1.10